ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,
	2013	2014

Accounts receivable	$196,701,304	$284,575,906
Allowance for doubtful accounts	(20,102,808)	(25,690,771)

	$176,598,496	$258,885,135

Allowance For Doubtful Accounts Receivable Rollforward [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2012	2013	2014

Balance at beginning of year	$10,691,810	$14,287,361	$20,102,808
Additions	3,744,986	5,944,536	7,604,157
Written off	(408,848)	(556,024)	(2,103,547)
Exchange difference	259,413	426,935	87,353

Balance at end of year	$14,287,361	$20,102,808	$25,690,771